Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2023
Basis of Presentation and General Information
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

Dynagas LNG Partners LP (“Dynagas Partners” or the “Partnership”) was incorporated as a limited partnership on May 30, 2013, under the laws of the Republic of the Marshall Islands. On November 18, 2013, the Partnership successfully completed its initial public offering (the “IPO”), pursuant to which, the Partnership offered and sold 8,250,000 common units to the public at $18.00 per common unit, and in connection with the closing of the IPO, the Partnership’s Sponsor, Dynagas Holding Ltd., a company beneficially wholly owned by Mr. Georgios Prokopiou, the Partnership’s Chairman and major unitholder and certain of his close family members, offered and sold 4,250,000 common units to the public at $18.00 per common unit. In connection with the IPO, the Partnership entered into certain agreements including: (i) an omnibus agreement with the Sponsor, as amended, (the “Omnibus Agreement”) and, (ii) a $30 million interest free revolving credit facility with its Sponsor (the “$30 Million Sponsor Facility”) (Note 4(b)), which was extended on November 14, 2018 until November 2023, to be used for general Partnership purposes.

The Partnership earned in the six months ended as of June 30, 2023, 39% (2022: 40%) of its revenues from Yamal Trade Pte. Ltd. (“Yamal”), which traded primarily from Russian LNG ports. Due to the recent Russian conflicts with Ukraine, the United States, European Union, Canada and other Western countries and organizations announced and enacted from February 2022 to date, numerous sanctions against Russia which have not expressly prohibited LNG shipping in the main trading routes of the Partnership’s vessels. The Partnership’s time charter contracts have therefore currently not been affected by the sanctions imposed to date due to the events in Russia and Ukraine.

Currently imposed sanctions do not affect the Partnership’s compliance with terms imposed by its $675 Million Credit Facility.

As there is currently uncertainty regarding the global impact of the conflict, which is ongoing, it is possible that further developments in sanctions or escalation of the conflict will affect the Partnership’s ability to continue to employ two out of its six vessels to the current charterers and the suspension, termination, or cancellation of such charter parties, could thus adversely affect the Partnership’s results of operation, cash flows and financial condition. The Partnership believes that despite the continuing uncertainty, in the event of suspension, termination, cancellation of any of these charters, it will be able to enter into replacement time charters acceptable to the lenders.

As of June 30, 2023, the Partnership reported cash and cash equivalents of $52.9 million and had a working capital surplus of $21.2 million. However, on September 18, 2024, the balloon installment of the $675 Million Credit Facility (Note 6) amounting to $384.6 million is due. The Partnership estimates that before considering any plan for refinancing the maturing debt, available cash and cash expected to be generated from operating activities will not be sufficient to repay the balloon installment, which is due within one year after the date that the financial statements are issued.

The Partnership is currently evaluating refinancing alternatives and has initiated negotiations with several financiers. Considering among others, the indicative terms offered by several financiers, the amount of time the Partnership has available to negotiate the terms, the current market conditions and market outlook, its operating performance and its current backlog, the market values of its fleet compared to the amount of loan maturing, and the past history of successful refinancing arrangements, believes that the refinancing of the $675 Million Credit Facility is probable and will mitigate conditions indicating that cash and cash expected to be generated from operating activities will not be sufficient to cover its obligations falling due within one year after the date that the financial statements are issued.

1. Basis of Presentation and General Information (continued):

The Partnership is engaged in the seaborne transportation industry through the ownership and operation of high specification LNG vessels and is the sole owner (directly or indirectly) of all outstanding shares or units of the following subsidiaries as of June 30, 2023:

Vessel Owning Subsidiaries:

	Country of incorporation/		Delivery date from
Company Name	formation	Vessel Name	shipyard	Delivery date to Partnership	Cbm Capacity
Pegasus Shipholding S.A. (“Pegasus”)	Marshall Islands	Clean Energy	March 2007	October 2013	149,700
Lance Shipping S.A. (“Lance”)	Marshall Islands	Ob River	July 2007	October 2013	149,700
Seacrown Maritime Ltd. (“Seacrown”)	Marshall Islands	Amur River	January 2008	October 2013	149,700
Fareastern Shipping Limited (“Fareastern”)	Malta	Arctic Aurora	July 2013	June 2014	155,000
Navajo Marine Limited (“Navajo”)	Marshall Islands	Yenisei River	July 2013	September 2014	155,000
Solana Holding Ltd. (“Solana”)	Marshall Islands	Lena River	October 2013	December 2015	155,000

Non-Vessel Owning Subsidiaries:

Company Name	Country of incorporation/formation	Purpose of incorporation
Dynagas Equity Holding Limited (“Dynagas Equity”)	Marshall Islands	Holding company that owns all of the outstanding share capital of Arctic LNG Carriers Ltd. (“Arctic LNG”).
Dynagas Operating GP LLC (“Dynagas Operating GP”)	Marshall Islands	Limited Liability Company in which the Partnership holds a 100% membership interest and which has 100% of the Non-Economic General Partner Interest in Dynagas Operating LP.
Dynagas Operating LP (“Dynagas Operating”)	Marshall Islands	Limited partnership in which the Partnership holds a 100% limited partnership interest and which owns 100% of the issued and outstanding share capital of Dynagas Equity.
Dynagas Finance Inc.	Marshall Islands

Wholly owned subsidiary of the Partnership whose activities were limited to the co-issuance of the 2019 Notes, discussed under our Annual Report on Form 20-F for the year ended December 31, 2022, which was filed with the SEC, on April 21, 2023 and engaging in other activities incidental thereto.

Arctic LNG Carriers Ltd.	Marshall Islands

Wholly owned subsidiary of the Partnership which is directly wholly owned by Dynagas Equity and which owns all of the issued and outstanding share capital of Pegasus, Lance, Seacrown, Fareastern, Navajo, Solana and Dynagas Finance LLC.

Dynagas Finance LLC	Delaware	Wholly owned subsidiary of Arctic LNG and co-borrower of the Partnership’s Term Loan discussed under Note 6.

Since the Partnership’s inception, the technical, administrative, and commercial management of the Partnership’s fleet is performed by Dynagas Ltd. (“Dynagas” or the “Manager”), a related company, wholly owned by the Partnership’s Chairman (Note 4(a)).

1. Basis of Presentation and General Information (continued):

As of June 30, 2023, the Partnership’s Sponsor owned 42.4% of the outstanding equity interests in the Partnership (excluding the Series A Preferred Units and the Series B Preferred Units, both of which, generally, have no voting rights), including the 0.1% general partner interest retained by it, as the General Partner, through Dynagas GP LLC, which is owned and controlled by the Sponsor.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S Securities and Exchange Commission (the “SEC”) for interim financial reporting. The unaudited interim condensed consolidated financial statements include the accounts of Dynagas Partners and its wholly owned subsidiaries, referred to above. All intercompany balances and transactions have been eliminated upon consolidation.

These unaudited interim condensed consolidated financial statements and accompanying notes should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2022 and notes thereto included in its Annual Report on Form 20-F, filed with the SEC on April 21, 2023. In the opinion of the Partnership’s management, all adjustments, which include only normal recurring adjustments, necessary for a fair presentation of the financial position, operating results, and cash flows have been included in the financial statements for the periods presented. Interim results are not necessarily indicative of the results that may be expected for the year ending December 31, 2023.

Concentration of Credit Risk

During the six-month periods ended June 30, 2023 and 2022, charterers that individually accounted for more than 10% of the Partnership’s revenues were as follows:

Charterer	2023	2022
A	45%	44%
B	39%	40%
C	16%	16%
Total	100%	100%

The maximum aggregate amount of loss due to credit risk, net of related allowances, that the Partnership would have incurred if the aforementioned charterers failed completely to perform according to the terms of their respective charter parties, amounted to $8,574 and $67 as of June 30, 2023 and December 31, 2022, respectively.

Financial instruments, which may potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Partnership performs periodic evaluations of the relative credit standing of those financial institutions. The Partnership limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of each of its charterer’s financial condition and generally does not require collateral for its trade accounts receivable. The Partnership is exposed to credit risk in the event of non-performance by the counterparty to the derivative instrument; however, the Partnership limits its exposure by entering into transactions with counterparties with high credit ratings.

Provision for credit Losses

The amount shown as trade accounts receivable at each balance sheet date, mainly includes receivables from charterers for hire from lease agreements, net of any provision for doubtful accounts, if any. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts primarily based on the aging of such balances and any amounts in dispute. Operating lease receivables under ASC 842 are not in scope of ASC 326 for assessment of credit loss. ASC 842 requires lessors to evaluate the collectability of all lease payments. If collection of all operating lease payments, plus any amount necessary to satisfy a residual value guarantee, is not probable (either at lease commencement or after the commencement date), lease income is constrained to the lesser of cash collected or lease income reflected on a straight-line or another systematic basis, plus variable rent when it becomes accruable. Provision for doubtful accounts as of June 30, 2023 and December 31, 2022, was nil. No allowance was recorded on insurance claims as of June 30, 2023 and December 31, 2022.